Employee Benefits, Defined Contribution Plans, Europe (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Contribution Plans [Abstract]
Net period cost (benefit)	$ 21,444,882	$ 18,232,542	$ 16,971,936
Telekom Austria [Member] | Defined Contribution Plans [Member]
Defined Contribution Plans [Abstract]
Annual expense of defined contribution plan	$ 234,121	211,733
Top of Range [Member] | Telekom Austria [Member] | Defined Contribution Plans [Member]
Defined Contribution Plans [Abstract]
Percentage of defined contribution plan	5.00%
Austria [Member]
Defined Contribution Plans [Abstract]
Contributions to social security, net of the share contributed by civil servants	$ 1,263,523	1,169,174
Contributions to the government, net of the share contributed by civil servants	795,866	651,574
Austria [Member] | Defined Contribution Plans [Member]
Defined Contribution Plans [Abstract]
Net period cost (benefit)	$ 254,510	$ 154,380
Austria [Member] | Telekom Austria [Member]
Defined Contribution Plans [Abstract]
Percentage of contribution to social security	12.55%	12.55%
Austria [Member] | Bottom of Range [Member]
Defined Contribution Plans [Abstract]
Percentage of contribution to active civil servants		8.85%
Austria [Member] | Top of Range [Member]
Defined Contribution Plans [Abstract]
Percentage of contribution to active civil servants	28.00%